Bank Borrowings (Details) - Schedule of Bank Borrowings - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Schedule of Bank Borrowings [Line Items]
Total bank borrowings	$ 5,582,665	$ 13,405,816
DBS Bank Hong Kong Limited [Member]
Schedule of Bank Borrowings [Line Items]
Maturity date	November 2027
Currency	HKD
Weighted-average interest rate	7.31%	3.80%
Total bank borrowings	$ 1,800,902	$ 3,515,952
Bank of China (Hong Kong) Limited [Member]
Schedule of Bank Borrowings [Line Items]
Maturity date	June 2027
Currency	HKD
Weighted-average interest rate	6.96%	6.40%
Total bank borrowings	$ 2,821,221	$ 6,393,244
Hang Sang Bank Limited [Member]
Schedule of Bank Borrowings [Line Items]
Maturity date	July 2024
Currency	HKD
Weighted-average interest rate	6.93%	6.30%
Total bank borrowings	$ 960,542	$ 3,496,620